Goodwill and Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2022	$12,867
Additions from acquisitions	—
Balance as of December 31, 2023	12,867
Additions from acquisitions	12,402
Balance as of December 31, 2024	$25,269

Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-6 years
Brand name	2-4 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31,
	2023	2024

Developed technology	$2,832	$4,070
Customer relationships	440	3,694
Database	208	208
User panel	11,202	11,202
Brand name	59	1,221
Total intangible assets	14,741	20,395
Less: accumulated amortization	(9,956)	(14,818)
Total intangible assets, net	$4,785	$5,577

Schedule of future amortization expense	As of December 31, 2024, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2025	$2,224
2026	1,472
2027	855
2028	647
2029	363
2030	16
Total	$5,577